Schedule of investments
Delaware Total Return Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.80%
Fannie Mae 4.50% 2/1/44	61,956	$ 63,465
Fannie Mae S.F. 15 yr 2.00% 2/1/36	154,337	144,317
Fannie Mae S.F. 20 yr
2.00% 3/1/41	65,078	58,179
2.50% 1/1/41	52,137	47,991
3.00% 3/1/33	338,348	329,844
Fannie Mae S.F. 30 yr
2.00% 12/1/50	63,964	55,753
2.00% 3/1/51	72,573	63,262
2.00% 3/1/51	674,503	588,319
2.00% 6/1/51	790,648	692,061
2.50% 10/1/50	169,495	154,253
2.50% 8/1/51	235,353	212,886
2.50% 8/1/51	96,883	87,649
2.50% 11/1/51	190,038	171,239
2.50% 2/1/52	423,862	382,828
2.50% 4/1/52	430,484	387,872
3.00% 3/1/50	116,220	109,548
3.00% 6/1/50	30,692	28,648
3.00% 5/1/51	12,485	11,736
3.00% 3/1/52	484,347	451,640
3.50% 12/1/47	396,359	386,747
3.50% 1/1/48	246,795	240,970
3.50% 8/1/50	75,836	74,073
3.50% 1/1/52	756,223	728,858
3.50% 5/1/52	149,552	144,531
4.00% 3/1/47	213,937	215,005
4.50% 5/1/49	153,115	154,393
4.50% 1/1/50	145,877	150,542
5.00% 7/1/47	93,202	98,091
5.00% 6/1/52	540,238	552,009
6.00% 5/1/36	29,214	30,735
6.00% 6/1/37	9,337	10,143
6.00% 7/1/37	14,149	15,497
6.00% 8/1/37	15,145	16,519
6.00% 10/1/40	110,673	121,288
6.50% 11/1/33	72,168	75,714
6.50% 6/1/36	12,559	13,244
7.00% 3/1/32	96,036	98,321
7.00% 8/1/32	80,296	81,185
Freddie Mac S.F. 15 yr
2.00% 12/1/35	101,859	95,374
3.00% 3/1/35	151,230	148,537
Freddie Mac S.F. 20 yr
2.00% 3/1/41	74,830	66,894
2.50% 6/1/41	388,804	357,834
3.00% 9/1/40	119,834	113,567
3.00% 4/1/42	316,202	299,668
3.50% 9/1/35	319,799	319,314
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.00% 11/1/46	62,522	$ 59,234
3.00% 8/1/51	1,013,616	950,632
3.50% 8/1/49	325,816	316,758
4.00% 4/1/52	387,794	383,050
4.50% 10/1/40	269,527	278,457

GNMA I S.F. 30 yr 3.00% 8/15/45	287,411	274,004
GNMA II S.F. 30 yr
3.00% 12/20/51	121,215	114,468
3.00% 1/20/52	176,806	166,961
Total Agency Mortgage-Backed Securities (cost $12,158,044)		11,194,107

Collateralized Debt Obligations — 0.32%
Octagon Investment Partners 34 Series 2017-1A A1 144A 2.203% (LIBOR03M + 1.14%) 1/20/30 #, •	1,000,000	987,690
Venture 34 CLO Series 2018-34A A 144A 2.274% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	300,000	292,242
Total Collateralized Debt Obligations (cost $1,298,045)		1,279,932

Convertible Bonds — 6.62%
Basic Industry — 0.12%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	450,000	464,625
		464,625
Capital Goods — 0.50%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	394,000	1,133,735
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	184,000	130,824
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	798,000	750,120
		2,014,679
NQ-QPV [6/22] 8/22 (2351847)    1

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Communications — 0.77%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	1,028,000	$ 866,604
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,097,000	743,766
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	1,132,000	1,062,948
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	480,000	417,900
		3,091,218
Consumer Cyclical — 0.39%
Cheesecake Factory 0.375% exercise price $77.83, maturity date 6/15/26	1,231,000	944,792
Ford Motor 0.00% exercise price $17.31, maturity date 3/15/26 ^	650,000	596,050
		1,540,842
Consumer Non-Cyclical — 1.73%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	332,000	329,510
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,094,000	1,214,340
Chegg 4.142% exercise price $107.55, maturity date 9/1/26 ^	1,012,000	757,482
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	620,000	405,790
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	678,000	597,511
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	45,000	42,210
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	962,000	905,434
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	771,000	$ 681,179
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	468,000	551,070
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	271,000	359,753
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,210,000	1,045,561
		6,889,840
Electric — 0.43%
NextEra Energy Partners 144A 0.357% exercise price $75.96, maturity date 11/15/25 #, ^	360,000	373,860
NRG Energy 2.75% exercise price $44.15, maturity date 6/1/48	670,000	722,595
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	586,000	625,262
		1,721,717
Energy — 0.24%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	995,000	956,195
		956,195
Financials — 0.50%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	567,000	1,024,116
Repay Holdings 144A 2.325% exercise price $33.60, maturity date 2/1/26 #, ^	1,277,000	991,271
		2,015,387
Real Estate Investment Trusts — 0.24%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	722,000	722,939

2    NQ-QPV [6/22] 8/22 (2351847)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Real Estate Investment Trusts (continued)
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	287,000	$ 243,950
		966,889
Technology — 1.30%
Block 0.125% exercise price $121.01, maturity date 3/1/25	489,000	460,882
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #	1,088,000	1,106,496
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	402,000	982,086
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	466,000	867,417
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	642,000	597,060
RingCentral 4.55% exercise price $360.43, maturity date 3/1/25 ^	637,000	523,932
Vishay Intertechnology 2.25% exercise price $31.25, maturity date 6/15/25	381,000	361,493
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	364,000	303,030
		5,202,396
Transportation — 0.40%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	829,000	853,455
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	803,000	727,920
		1,581,375
Total Convertible Bonds (cost $26,484,431)		26,445,163

Corporate Bonds — 12.51%
Automotive — 0.19%
Allison Transmission 144A 5.875% 6/1/29 #	400,000	372,762
Ford Motor Credit 4.542% 8/1/26	285,000	261,291
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)
Goodyear Tire & Rubber 5.25% 7/15/31	135,000	$ 108,720
		742,773
Banking — 1.46%
Ally Financial 4.70% 5/15/26 μ, ψ	15,000	11,942
Banco Continental 144A 2.75% 12/10/25 #	200,000	170,347
Banco Nacional de Panama 144A 2.50% 8/11/30 #	205,000	163,200
Bank of America
2.482% 9/21/36 μ	405,000	314,562
2.551% 2/4/28 μ	190,000	172,944
2.972% 2/4/33 μ	5,000	4,264
4.571% 4/27/33 μ	15,000	14,616
6.125% 4/27/27 μ, ψ	10,000	9,669

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	20,000	19,590
Barclays 5.20% 5/12/26	200,000	199,569
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	181,614
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	200,000	169,409
Credit Agricole 144A 2.811% 1/11/41 #	620,000	428,963
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	250,000	235,473
Deutsche Bank 2.222% 9/18/24 μ	335,000	323,184
Fifth Third Bancorp 4.337% 4/25/33 μ	10,000	9,522
Goldman Sachs Group
1.542% 9/10/27 μ	533,000	468,248
3.102% 2/24/33 μ	5,000	4,275
3.615% 3/15/28 μ	70,000	66,301
JPMorgan Chase & Co.
1.47% 9/22/27 μ	5,000	4,389
1.764% 11/19/31 μ	150,000	118,737
1.953% 2/4/32 μ	480,000	384,085
2.545% 11/8/32 μ	200,000	166,371
3.328% 4/22/52 μ	5,000	3,813
4.586% 4/26/33 μ	5,000	4,916
4.60% 2/1/25 μ, ψ	30,000	25,411

KeyCorp 4.789% 6/1/33 μ	10,000	9,876

NQ-QPV [6/22] 8/22 (2351847)    3

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.928% 4/28/32 μ	75,000	$ 59,550
2.475% 1/21/28 μ	190,000	172,871
2.484% 9/16/36 μ	284,000	218,674

NBK SPC 144A 1.625% 9/15/27 #, μ	205,000	183,166
PNC Financial Services Group
2.60% 7/23/26	75,000	71,098
6.00% 5/15/27 μ, ψ	5,000	4,812

QNB Finance 2.625% 5/12/25	200,000	192,374
State Street 2.203% 2/7/28 μ	10,000	9,165
SVB Financial Group
1.80% 10/28/26	6,000	5,364
1.80% 2/2/31	15,000	11,573
4.00% 5/15/26 μ, ψ	375,000	286,211
4.57% 4/29/33 μ	17,000	15,976

Toronto-Dominion Bank 4.108% 6/8/27	15,000	14,846
Truist Bank 2.636% 9/17/29 μ	275,000	261,723
Truist Financial
1.887% 6/7/29 μ	20,000	17,210
4.95% 9/1/25 μ, ψ	30,000	29,278
US Bancorp
1.45% 5/12/25	30,000	28,152
2.215% 1/27/28 μ	5,000	4,584
2.491% 11/3/36 μ	10,000	8,160
2.677% 1/27/33 μ	320,000	275,726
3.00% 7/30/29	290,000	264,119
Wells Fargo & Co.
3.526% 3/24/28 μ	5,000	4,740
4.611% 4/25/53 μ	15,000	13,906
		5,838,568
Basic Industry — 0.61%
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	164,965
Antofagasta 144A 5.625% 5/13/32 #	200,000	193,000
Avient 144A 5.75% 5/15/25 #	144,000	138,260
Chemours 144A 5.75% 11/15/28 #	260,000	222,067
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	657,000	574,569
First Quantum Minerals 144A 7.50% 4/1/25 #	365,000	345,818
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	$ 168,298
New Gold 144A 7.50% 7/15/27 #	75,000	65,343
Newmont
2.25% 10/1/30	100,000	83,104
2.60% 7/15/32	45,000	37,182
2.80% 10/1/29	100,000	88,406

Novelis 144A 4.75% 1/30/30 #	175,000	145,791
OCP 144A 3.75% 6/23/31 #	200,000	151,611
Westlake 3.125% 8/15/51	105,000	73,482
		2,451,896
Brokerage — 0.05%
Charles Schwab 5.375% 6/1/25 μ, ψ	25,000	24,813
Jefferies Group 2.625% 10/15/31	240,000	185,481
		210,294
Capital Goods — 0.40%
Boeing 3.25% 2/1/28	285,000	254,955
Lockheed Martin
3.90% 6/15/32	10,000	9,879
4.15% 6/15/53	10,000	9,354

Madison IAQ 144A 5.875% 6/30/29 #	180,000	138,398
Sealed Air 144A 5.00% 4/15/29 #	130,000	121,727
Teledyne Technologies
0.95% 4/1/24	115,000	108,819
2.25% 4/1/28	30,000	26,056
2.75% 4/1/31	310,000	259,471

Terex 144A 5.00% 5/15/29 #	260,000	221,385
TK Elevator US Newco 144A 5.25% 7/15/27 #	235,000	209,925
TransDigm 144A 6.25% 3/15/26 #	260,000	251,428
		1,611,397
Communications — 1.28%
Altice France 144A 5.50% 10/15/29 #	215,000	164,902
Altice France Holding 144A 6.00% 2/15/28 #	280,000	199,263

4    NQ-QPV [6/22] 8/22 (2351847)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
1.70% 3/25/26	110,000	$ 100,688
3.50% 6/1/41	84,000	67,212
3.50% 9/15/53	285,000	216,510

Cellnex Finance 144A 3.875% 7/7/41 #	250,000	172,051
Charter Communications Operating
3.85% 4/1/61	120,000	79,149
4.40% 12/1/61	250,000	180,313

Comcast 3.20% 7/15/36	440,000	373,148
Consolidated Communications
144A 5.00% 10/1/28 #	110,000	88,096
144A 6.50% 10/1/28 #	110,000	93,839

Crown Castle International 1.05% 7/15/26	485,000	420,288
Digicel International Finance 144A 8.75% 5/25/24 #	200,000	186,305
Discovery Communications 4.00% 9/15/55	240,000	168,585
Frontier Communications Holdings
144A 5.875% 10/15/27 #	370,000	333,630
144A 6.75% 5/1/29 #	110,000	90,779
Magallanes
144A 3.755% 3/15/27 #	305,000	286,348
144A 4.279% 3/15/32 #	5,000	4,474
144A 5.141% 3/15/52 #	15,000	12,610

Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	148,394
Ooredoo International Finance 144A 5.00% 10/19/25 #	267,000	274,301
Rogers Communications
144A 3.80% 3/15/32 #	110,000	100,718
144A 4.55% 3/15/52 #	5,000	4,403

Sprint Capital 6.875% 11/15/28	12,000	12,654
Time Warner Cable 7.30% 7/1/38	110,000	115,054
Time Warner Entertainment 8.375% 3/15/23	55,000	56,611
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
1.50% 2/15/26	15,000	$ 13,572
2.55% 2/15/31	305,000	256,962
2.625% 4/15/26	120,000	109,124
3.00% 2/15/41	195,000	145,729
3.375% 4/15/29	120,000	105,349
3.50% 4/15/31	18,000	15,578
3.75% 4/15/27	40,000	38,549
Verizon Communications
2.355% 3/15/32	135,000	112,050
2.875% 11/20/50	10,000	7,111
3.40% 3/22/41	30,000	24,475
4.50% 8/10/33	245,000	239,200

Vodafone Group 4.25% 9/17/50	115,000	96,336
		5,114,360
Consumer Cyclical — 0.39%
Amazon.com
2.50% 6/3/50	5,000	3,535
3.60% 4/13/32	15,000	14,459
3.95% 4/13/52	10,000	9,256
Aptiv
3.10% 12/1/51	323,000	208,948
3.25% 3/1/32	5,000	4,254

AutoNation 3.85% 3/1/32	5,000	4,314
B2W Digital 144A 4.375% 12/20/30 #	200,000	151,715
Ford Motor Credit 2.90% 2/16/28	350,000	282,588
General Motors
5.40% 10/2/23	15,000	15,232
6.125% 10/1/25	15,000	15,529
General Motors Financial
2.203% (SOFR + 0.76%) 3/8/24 •	135,000	131,172
3.10% 1/12/32	100,000	80,465
4.35% 4/9/25	75,000	74,150
5.25% 3/1/26	165,000	165,460

Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	364,987
Lowe's 4.25% 4/1/52	10,000	8,682
VICI Properties 4.95% 2/15/30	10,000	9,495
		1,544,241
Consumer Goods — 0.13%
JBS USA LUX 144A 6.50% 4/15/29 #	46,000	46,353
Pilgrim's Pride 144A 4.25% 4/15/31 #	130,000	108,861

NQ-QPV [6/22] 8/22 (2351847)    5

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Goods (continued)
Post Holdings 144A 5.50% 12/15/29 #	418,000	$ 374,515
		529,729
Consumer Non-Cyclical — 0.72%
AbbVie
2.60% 11/21/24	30,000	29,073
4.05% 11/21/39	10,000	8,934
4.25% 11/21/49	30,000	26,683

Amgen 2.80% 8/15/41	295,000	219,142
BAT Capital 2.259% 3/25/28	40,000	33,548
BAT International Finance 1.668% 3/25/26	55,000	48,761
Baxter International 3.132% 12/1/51	16,000	11,600
Biogen 3.15% 5/1/50	365,000	251,052
Bunge Finance 2.75% 5/14/31	400,000	330,579
Central American Bottling 144A 5.25% 4/27/29 #	200,000	175,062
CSL Finance
144A 4.05% 4/27/29 #	5,000	4,913
144A 4.75% 4/27/52 #	10,000	9,581
CVS Health
2.70% 8/21/40	295,000	213,465
3.25% 8/15/29	280,000	255,871
3.75% 4/1/30	15,000	14,046

Gilead Sciences 4.15% 3/1/47	30,000	26,403
HCA 144A 3.125% 3/15/27 #	340,000	309,200
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	166,334
JBS USA 144A 3.00% 2/2/29 #	230,000	194,674
Regeneron Pharmaceuticals 1.75% 9/15/30	15,000	12,041
Royalty Pharma
1.20% 9/2/25	285,000	254,380
1.75% 9/2/27	190,000	162,123
Viatris
1.65% 6/22/25	5,000	4,531
2.30% 6/22/27	5,000	4,324
2.70% 6/22/30	115,000	92,398
4.00% 6/22/50	10,000	6,713
		2,865,431
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric — 0.34%
Eversource Energy 2.90% 3/1/27	10,000	$ 9,397
NextEra Energy Capital Holdings 3.00% 1/15/52	415,000	297,527
Pacific Gas and Electric
2.10% 8/1/27	330,000	276,908
3.25% 6/1/31	5,000	4,044
3.30% 8/1/40	270,000	186,557
4.95% 7/1/50	43,000	34,392
Southern California Edison
3.45% 2/1/52	137,000	102,226
4.00% 4/1/47	35,000	28,458
4.20% 3/1/29	150,000	144,481
4.875% 3/1/49	90,000	81,756

UEP Penonome II 144A 6.50% 10/1/38 #	189,725	177,585
		1,343,331
Energy — 1.79%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	195,000	171,876
144A 7.00% 11/1/26 #	95,000	88,476
BP Capital Markets America
2.721% 1/12/32	15,000	12,928
3.06% 6/17/41	430,000	335,795

Callon Petroleum 144A 8.00% 8/1/28 #	175,000	168,363
CNX Midstream Partners 144A 4.75% 4/15/30 #	75,000	63,095
CNX Resources 144A 6.00% 1/15/29 #	165,000	154,442
ConocoPhillips 3.80% 3/15/52	255,000	218,781
Continental Resources
144A 2.875% 4/1/32 #	115,000	90,035
4.375% 1/15/28	290,000	273,145
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	66,000	58,850
144A 6.00% 2/1/29 #	171,000	149,513

Devon Energy 4.75% 5/15/42	5,000	4,542
Diamondback Energy
3.125% 3/24/31	200,000	174,410
4.25% 3/15/52	5,000	4,158
Enbridge
1.652% (SOFR + 0.40%) 2/17/23 •	160,000	159,169
2.50% 8/1/33	310,000	250,884

6    NQ-QPV [6/22] 8/22 (2351847)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.25% 4/15/29	50,000	$ 49,584
6.25% 4/15/49	55,000	53,430
6.50% 11/15/26 μ, ψ	180,000	159,555
Enterprise Products Operating
3.20% 2/15/52	360,000	259,058
3.30% 2/15/53	5,000	3,645

EQM Midstream Partners 144A 4.75% 1/15/31 #	260,000	208,095
Equinor 1.75% 1/22/26	15,000	13,993
Genesis Energy
7.75% 2/1/28	340,000	294,593
8.00% 1/15/27	235,000	208,633
Hilcorp Energy I
144A 6.00% 4/15/30 #	150,000	130,743
144A 6.25% 4/15/32 #	30,000	26,402

KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	513,920
MPLX
1.75% 3/1/26	15,000	13,530
4.125% 3/1/27	290,000	280,636

Murphy Oil 6.375% 7/15/28	385,000	359,759
NuStar Logistics
5.625% 4/28/27	205,000	183,809
6.00% 6/1/26	39,000	36,534
Occidental Petroleum
6.45% 9/15/36	65,000	66,782
6.60% 3/15/46	210,000	223,642
6.625% 9/1/30	105,000	108,341

PDC Energy 5.75% 5/15/26	280,000	261,715
PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	185,219
Qatar Energy 144A 2.25% 7/12/31 #	200,000	171,174
Sabine Pass Liquefaction
5.625% 3/1/25	40,000	40,845
5.75% 5/15/24	275,000	280,696
Southwestern Energy
5.375% 2/1/29	20,000	18,589
5.375% 3/15/30	95,000	87,593
7.75% 10/1/27	144,000	147,133

Targa Resources Partners 5.00% 1/15/28	8,000	7,628
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	200,000	171,088
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	150,000	129,717
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Weatherford International 144A 8.625% 4/30/30 #		85,000	$ 70,698
			7,145,241
Finance Companies — 0.20%
AerCap Ireland Capital DAC 4.45% 4/3/26		345,000	329,900
Air Lease
2.875% 1/15/26		195,000	179,310
2.875% 1/15/32		175,000	136,773
3.00% 2/1/30		45,000	36,766
3.375% 7/1/25		15,000	14,141
4.125% 12/15/26 μ, ψ		10,000	7,200
Avolon Holdings Funding
144A 3.25% 2/15/27 #		10,000	8,715
144A 3.95% 7/1/24 #		75,000	71,864
			784,669
Financials — 0.52%
Ally Financial 8.00% 11/1/31		35,000	38,951
Aviation Capital Group 144A 1.95% 1/30/26 #		465,000	405,008
Banco del Estado de Chile 144A 2.704% 1/9/25 #		280,000	265,538
Bank of Georgia 144A 6.00% 7/26/23 #		255,000	252,450
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #		200,000	166,471
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	168,152
Hightower Holding 144A 6.75% 4/15/29 #		135,000	101,715
MAF Sukuk 3.933% 2/28/30		200,000	192,175
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #		200,000	156,375
144A 6.50% 5/1/28 #		200,000	172,573

MSCI 144A 3.625% 11/1/31 #		200,000	165,021
			2,084,429
Healthcare — 0.43%
Bausch Health 144A 6.25% 2/15/29 #		380,000	203,300
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #		200,000	167,350
CHS 144A 4.75% 2/15/31 #		105,000	77,162

NQ-QPV [6/22] 8/22 (2351847)    7

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
DaVita 144A 4.625% 6/1/30 #	195,000	$ 152,689
Encompass Health 4.75% 2/1/30	30,000	25,183
Hadrian Merger Sub 144A 8.50% 5/1/26 #	295,000	280,878
HCA
5.375% 2/1/25	215,000	214,524
5.875% 2/1/29	250,000	250,683

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	135,000	109,233
Tenet Healthcare 144A 6.125% 10/1/28 #	295,000	253,367
		1,734,369
Insurance — 0.59%
Aon 2.90% 8/23/51	230,000	160,105
Arthur J Gallagher & Co. 3.50% 5/20/51	440,000	337,252
Athene Global Funding 144A 1.00% 4/16/24 #	95,000	89,542
Athene Holding 3.95% 5/25/51	340,000	253,661
Brighthouse Financial
3.85% 12/22/51	265,000	180,725
5.625% 5/15/30	15,000	14,580

Brown & Brown 4.95% 3/17/52	10,000	8,795
GA Global Funding Trust 144A 1.00% 4/8/24 #	470,000	443,695
HUB International 144A 5.625% 12/1/29 #	190,000	157,188
Jackson Financial
144A 3.125% 11/23/31 #	10,000	7,975
144A 4.00% 11/23/51 #	10,000	7,115

NFP 144A 6.875% 8/15/28 #	145,000	120,040
USI 144A 6.875% 5/1/25 #	585,000	565,321
		2,345,994
Leisure — 0.39%
Boyd Gaming 4.75% 12/1/27	185,000	167,814
Caesars Entertainment 144A 6.25% 7/1/25 #	410,000	396,517
Carnival
144A 5.75% 3/1/27 #	310,000	224,970
144A 7.625% 3/1/26 #	300,000	233,062

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	394,000	274,758
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)

Scientific Games International 144A 7.25% 11/15/29 #	115,000	$ 108,007
Six Flags Entertainment 144A 4.875% 7/31/24 #	150,000	142,835
		1,547,963
Media — 0.60%
AMC Networks 4.25% 2/15/29	410,000	333,439
CCO Holdings
4.50% 5/1/32	65,000	52,850
144A 5.375% 6/1/29 #	335,000	300,133

CMG Media 144A 8.875% 12/15/27 #	200,000	158,551
CSC Holdings
144A 3.375% 2/15/31 #	495,000	367,367
144A 5.00% 11/15/31 #	280,000	189,166

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	115,000	106,104
Directv Financing 144A 5.875% 8/15/27 #	135,000	115,601
Gray Escrow II 144A 5.375% 11/15/31 #	30,000	24,102
Gray Television 144A 4.75% 10/15/30 #	125,000	97,982
Nielsen Finance
144A 4.50% 7/15/29 #	55,000	49,759
144A 4.75% 7/15/31 #	185,000	166,670

Sirius XM Radio 144A 4.00% 7/15/28 #	325,000	282,277
VZ Secured Financing 144A 5.00% 1/15/32 #	200,000	166,416
		2,410,417
Natural Gas — 0.12%
ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	202,774
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	275,000	251,448
Sempra Energy 4.875% 10/15/25 μ, ψ	20,000	18,449
		472,671
Real Estate — 0.03%
VICI Properties
144A 3.875% 2/15/29 #	120,000	103,442
144A 5.75% 2/1/27 #	35,000	33,275
		136,717

8    NQ-QPV [6/22] 8/22 (2351847)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts — 0.09%
Iron Mountain 144A 5.25% 3/15/28 #	375,000	$ 337,367
		337,367
Retail — 0.31%
Asbury Automotive Group
144A 4.625% 11/15/29 #	70,000	57,938
4.75% 3/1/30	85,000	69,993
Bath & Body Works
6.875% 11/1/35	245,000	199,790
6.95% 3/1/33	169,000	135,216

CP Atlas Buyer 144A 7.00% 12/1/28 #	70,000	50,651
Levi Strauss & Co. 144A 3.50% 3/1/31 #	213,000	174,546
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	158,000	134,035
Murphy Oil USA 144A 3.75% 2/15/31 #	225,000	191,609
PetSmart 144A 7.75% 2/15/29 #	250,000	225,689
		1,239,467
Services — 0.21%
NESCO Holdings II 144A 5.50% 4/15/29 #	130,000	109,256
Prime Security Services Borrower 144A 5.75% 4/15/26 #	298,000	278,484
United Rentals North America 5.25% 1/15/30	220,000	204,440
Univar Solutions USA 144A 5.125% 12/1/27 #	230,000	214,499
White Cap Buyer 144A 6.875% 10/15/28 #	45,000	36,062
		842,741
Technology — 0.80%
Autodesk 2.40% 12/15/31	25,000	20,432
Broadcom
144A 3.137% 11/15/35 #	4,000	3,043
144A 3.419% 4/15/33 #	11,000	9,108
144A 3.469% 4/15/34 #	355,000	289,395
CDW
2.67% 12/1/26	5,000	4,464
3.276% 12/1/28	15,000	12,967

Entegris Escrow 144A 4.75% 4/15/29 #	15,000	13,996
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Fidelity National Information Services 1.65% 3/1/28	470,000	$ 401,383
Fiserv 3.20% 7/1/26	315,000	298,864
Global Payments
2.15% 1/15/27	10,000	8,884
2.65% 2/15/25	147,000	140,424
2.90% 11/15/31	10,000	8,201

HP 5.50% 1/15/33	10,000	9,767
KLA 4.95% 7/15/52	15,000	15,109
Microchip Technology
0.972% 2/15/24	345,000	327,849
0.983% 9/1/24	125,000	116,665

Micron Technology 2.703% 4/15/32	10,000	7,985
NXP
3.125% 2/15/42	10,000	7,300
3.25% 5/11/41	90,000	67,898
4.875% 3/1/24	285,000	287,949

Oracle 2.95% 4/1/30	30,000	25,650
PayPal Holdings
2.65% 10/1/26	440,000	417,544
3.90% 6/1/27	5,000	4,986
4.40% 6/1/32	10,000	9,911

SS&C Technologies 144A 5.50% 9/30/27 #	240,000	224,568
VMware 1.00% 8/15/24	475,000	444,821
Workday
3.70% 4/1/29	5,000	4,682
3.80% 4/1/32	5,000	4,574
		3,188,419
Technology & Electronics — 0.09%
Entegris Escrow 144A 5.95% 6/15/30 #	165,000	157,334
Go Daddy Operating 144A 3.50% 3/1/29 #	235,000	198,555
		355,889
Transportation — 0.34%
Burlington Northern Santa Fe
2.875% 6/15/52	15,000	11,234
4.45% 1/15/53	15,000	14,536

Canadian Pacific Railway 2.45% 12/2/31	5,000	4,283
Delta Air Lines 7.375% 1/15/26	131,000	131,143
Laredo Petroleum 144A 7.75% 7/31/29 #	120,000	108,431
Mileage Plus Holdings 144A 6.50% 6/20/27 #	345,000	340,110

NQ-QPV [6/22] 8/22 (2351847)    9

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

Rutas 2 and 7 Finance 144A 3.08% 9/30/36 #, ^	291,933	$ 172,695
Seaspan 144A 5.50% 8/1/29 #	200,000	159,837
Southwest Airlines 5.125% 6/15/27	35,000	35,352
Union Pacific 3.50% 2/14/53	5,000	4,085
United Airlines
144A 4.375% 4/15/26 #	80,000	70,778
144A 4.625% 4/15/29 #	95,000	80,911

VistaJet Malta Finance 144A 6.375% 2/1/30 #	275,000	220,726
		1,354,121
Utilities — 0.43%
Calpine
144A 4.50% 2/15/28 #	95,000	86,436
144A 5.00% 2/1/31 #	220,000	178,153
144A 5.25% 6/1/26 #	71,000	67,579

CenterPoint Energy 1.45% 6/1/26	345,000	310,963
Duke Energy 4.875% 9/16/24 μ, ψ	320,000	292,000
Entergy Mississippi 2.85% 6/1/28	90,000	83,038
Entergy Texas 3.55% 9/30/49	185,000	148,021
Evergy Kansas Central 3.45% 4/15/50	35,000	27,978
PG&E 5.25% 7/1/30	130,000	107,197
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	200,000	155,676
Vistra
144A 7.00% 12/15/26 #, μ, ψ	175,000	159,162
144A 8.00% 10/15/26 #, μ, ψ	105,000	101,350
		1,717,553
Total Corporate Bonds (cost $58,432,955)		49,950,047

Non-Agency Asset-Backed Securities — 0.29%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	150,000	128,814
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	148,500	$ 129,438
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	150,000	151,120
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	268,650	234,052
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	300,000	280,514
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	240,000	239,400
Total Non-Agency Asset-Backed Securities (cost $1,257,097)		1,163,338

Non-Agency Commercial Mortgage-Backed Securities — 1.46%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	91,080
Series 2020-BN25 A5 2.649% 1/15/63	500,000	446,384
Series 2021-BN36 A5 2.47% 9/15/64	776,000	668,064
Series 2022-BNK40 A4 3.507% 3/15/64 •	500,000	465,947
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	500,000	433,896
Series 2020-B20 A5 2.034% 10/15/53	400,000	337,349
Series 2022-B33 A5 3.458% 3/15/55	500,000	467,844

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	315,886
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	500,000	457,425

10    NQ-QPV [6/22] 8/22 (2351847)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50		350,000	$ 340,325
Series 2017-GS6 A3 3.433% 5/10/50		350,000	337,042
Series 2019-GC42 A4 3.001% 9/1/52		500,000	461,006

JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50		350,000	335,366
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49		350,000	337,824
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49		350,000	329,491
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,666,540)			5,824,929

Sovereign Bonds — 1.28%Δ
Albania — 0.03%
Albania Government International Bond
3.50% 11/23/31	EUR	171,000	133,808
			133,808
Angola — 0.04%
Angolan Government International Bond
9.375% 5/8/48		200,000	145,510
			145,510
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	139,048
			139,048
Chile — 0.02%
Bonos de la Tesoreria de la Republica en pesos
144A 2.80% 10/1/33 #	CLP	65,000,000	50,347
5.00% 3/1/35	CLP	30,000,000	28,565
			78,912
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Colombia — 0.07%
Colombia Government International Bonds
4.125% 2/22/42		217,000	$ 135,370
5.20% 5/15/49		200,000	136,160
			271,530
Dominican Republic — 0.18%
Dominican Republic International Bond
144A 4.50% 1/30/30 #		913,000	735,484
			735,484
Egypt — 0.04%
Egypt Government International Bond
5.25% 10/6/25		200,000	164,158
			164,158
Honduras — 0.03%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	135,702
			135,702
Indonesia — 0.03%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,768,000,000	116,185
			116,185
Ivory Coast — 0.10%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	151,387
144A 6.125% 6/15/33 #		234,000	184,198
144A 6.875% 10/17/40 #	EUR	100,000	74,891
			410,476
Morocco — 0.12%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	270,000	248,644
144A 2.375% 12/15/27 #		300,000	242,368
			491,012
Paraguay — 0.21%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		742,000	687,639
5.60% 3/13/48		200,000	158,609
			846,248

NQ-QPV [6/22] 8/22 (2351847)    11

Schedule of investments
Delaware Total Return Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Peru — 0.07%
Peruvian Government International Bond
2.392% 1/23/26		300,000	$ 279,220
			279,220
Republic of North Macedonia — 0.02%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	93,607
			93,607
Romania — 0.02%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	100,000	61,276
			61,276
Senegal — 0.04%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	154,000
			154,000
South Africa — 0.07%
Republic of South Africa Government International Bond
5.65% 9/27/47		400,000	274,140
			274,140
Uruguay — 0.02%
Uruguay Government International Bond
4.50% 8/14/24		69,000	69,835
			69,835
Uzbekistan — 0.13%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	142,167
144A 4.75% 2/20/24 #		374,000	357,722
			499,889
Total Sovereign Bonds (cost $6,485,015)			5,100,040

Supranational Banks — 0.21%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		306,000	254,745
Central American Bank for Economic Integration 144A 2.00% 5/6/25 #		400,000	376,779
		Principal amount°	Value (US $)

Supranational Banks (continued)
European Investment Bank 5.50% 1/23/23	MXN	3,931,000	$ 189,694
Total Supranational Banks (cost $895,392)			821,218

US Treasury Obligations — 8.61%
US Treasury Bonds
1.75% 8/15/41		365,000	277,785
1.875% 11/15/51		155,000	116,347
2.00% 11/15/41		185,000	147,003
2.25% 8/15/46		1,035,000	835,378
2.25% 2/15/52		540,000	444,572
2.375% 2/15/42		490,000	415,658
2.875% 5/15/52		475,000	448,764
4.375% 2/15/38		780,000	908,548
US Treasury Notes
1.375% 8/31/23		24,500,000	24,059,767
1.875% 2/28/29		1,800,000	1,673,367
2.625% 5/31/27		1,770,000	1,736,743
2.75% 5/15/25		1,455,000	1,443,974
2.875% 4/30/29		1,260,000	1,245,431
2.875% 5/15/32		475,000	469,730

US Treasury Strip Principal 2.23% 5/15/44 ^		335,000	155,792
Total US Treasury Obligations (cost $35,389,290)			34,378,859
	Number of shares
Common Stocks — 56.78%
Communication Services — 3.09%
Alphabet Class A †	294	640,702
Alphabet Class C †	200	437,490
AT&T	56,370	1,181,515
Comcast Class A	55,667	2,184,373
Interpublic Group of Companies	5,831	160,527
KDDI	11,400	360,367
Meta Platforms Class A †	1,406	226,718
Orange	45,590	536,047
Publicis Groupe	8,420	411,716
Verizon Communications	82,502	4,186,977
Walt Disney †	21,313	2,011,947
		12,338,379
Consumer Discretionary — 6.64%
adidas AG	5,030	889,566
Amazon.com †	9,281	985,735
Bath & Body Works	24,798	667,562
Best Buy	17,815	1,161,360
Buckle	12,061	333,969

12    NQ-QPV [6/22] 8/22 (2351847)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Dollar General	9,307	$ 2,284,310
Dollar Tree †	14,400	2,244,240
eBay	14,404	600,215
Ethan Allen Interiors	18,831	380,575
H & M Hennes & Mauritz Class B	37,630	449,364
Home Depot	9,246	2,535,900
Lowe's	11,190	1,954,557
NIKE Class B	12,779	1,306,014
PulteGroup	3,220	127,609
Ross Stores	17,728	1,245,037
Sodexo	13,190	926,934
Sturm Ruger & Co.	5,633	358,540
Swatch Group	4,410	1,046,315
Tesla †	675	454,559
TJX	71,900	4,015,615
Tractor Supply	9,717	1,883,641
Ulta Beauty †	1,702	656,087
		26,507,704
Consumer Staples — 3.96%
Altria Group	45,750	1,910,978
Archer-Daniels-Midland	27,100	2,102,960
Asahi Group Holdings	7,100	232,602
Conagra Brands	64,400	2,205,056
Danone	15,640	872,928
Diageo	28,270	1,214,954
Essity Class B	35,680	931,609
Kao	21,200	855,000
Koninklijke Ahold Delhaize	46,090	1,200,738
Nestle	12,470	1,455,672
Philip Morris International	23,276	2,298,272
Seven & i Holdings	13,500	524,060
		15,804,829
Energy — 3.91%
Chevron	7,847	1,136,089
ConocoPhillips	45,995	4,130,811
Devon Energy	20,717	1,141,714
EOG Resources	6,278	693,342
Exxon Mobil	39,210	3,357,945
Kinder Morgan	94,267	1,579,915
Marathon Petroleum	19,601	1,611,398
Viper Energy Partners	25,640	684,075
Williams	40,710	1,270,559
		15,605,848
Financials — 7.16%
American Financial Group	14,298	1,984,705
American International Group	39,300	2,009,409
Ameriprise Financial	5,162	1,226,904
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
BlackRock	2,834	$ 1,726,019
Blackstone	16,320	1,488,874
Diamond Hill Investment Group	2,298	399,025
Discover Financial Services	28,370	2,683,235
Fidelity National Financial	10,193	376,733
Invesco	58,795	948,363
MetLife	66,556	4,179,051
Moelis & Co. Class A	14,096	554,678
New Residential Investment	60,869	567,299
OneMain Holdings	5,920	221,290
Principal Financial Group	29,696	1,983,396
Prudential Financial	20,045	1,917,906
S&P Global	3,013	1,015,562
Synchrony Financial	32,417	895,357
Truist Financial	47,400	2,248,182
US Bancorp	46,700	2,149,134
		28,575,122
Healthcare — 8.91%
AbbVie	19,314	2,958,132
AmerisourceBergen	14,241	2,014,817
Amgen	1,815	441,590
Baxter International	31,600	2,029,668
Bristol-Myers Squibb	35,695	2,748,515
Cigna	8,700	2,292,624
CVS Health	23,700	2,196,042
Fresenius Medical Care AG & Co.	16,340	815,593
Gilead Sciences	9,766	603,637
Hologic †	30,107	2,086,415
Johnson & Johnson	34,891	6,193,501
Merck & Co.	51,295	4,676,565
Molina Healthcare †	3,107	868,748
Novo Nordisk Class B	10,790	1,196,735
Pfizer	28,428	1,490,480
Roche Holding	2,710	904,280
Smith & Nephew	85,600	1,195,705
UnitedHealth Group	1,661	853,139
		35,566,186
Industrials — 3.36%
Boise Cascade	9,521	566,404
Dover	17,253	2,093,134
Honeywell International	11,884	2,065,558
Intertek Group	12,450	637,435
Knorr-Bremse	6,670	380,386
Lockheed Martin	4,236	1,821,311
Makita	19,600	488,555
Northrop Grumman	4,900	2,344,993
Raytheon Technologies	24,032	2,309,716

NQ-QPV [6/22] 8/22 (2351847)    13

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Securitas Class B	79,660	$ 686,199
		13,393,691
Information Technology — 13.51%
Adobe †	1,304	477,342
Advanced Micro Devices †	6,552	501,031
Amadeus IT Group †	24,120	1,343,702
Apple	69,974	9,566,845
Applied Materials	6,838	622,121
Broadcom	8,971	4,358,202
Cisco Systems	84,007	3,582,059
Cognizant Technology Solutions Class A	31,245	2,108,725
Dropbox Class A †	17,382	364,848
Fidelity National Information Services	23,281	2,134,169
HP	60,413	1,980,338
International Business Machines	3,183	449,408
KLA	2,296	732,608
Lam Research	3,397	1,447,632
Micron Technology	13,022	719,856
Microsoft	32,935	8,458,696
Monolithic Power Systems	4,028	1,546,913
Motorola Solutions	10,406	2,181,098
NetApp	23,981	1,564,520
NVIDIA	8,896	1,348,545
Oracle	32,200	2,249,814
Paychex	17,212	1,959,930
QUALCOMM	14,195	1,813,269
SAP	9,990	910,072
Western Union	92,659	1,526,094
		53,947,837
Materials — 1.28%
Air Liquide	8,641	1,160,169
CF Industries Holdings	10,192	873,760
Dow	21,716	1,120,763
DuPont de Nemours	35,500	1,973,090
		5,127,782
Real Estate Investment Trusts — 0.94%
Equity Residential	36,876	2,663,185
Iron Mountain	13,105	638,083
LXP Industrial Trust	8,661	93,019
Omega Healthcare Investors	12,370	348,710
		3,742,997
REIT Diversified — 0.23%
Digital Realty Trust	2,868	372,352
Equinix	840	551,897
		924,249
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Healthcare — 0.31%
Alexandria Real Estate Equities	2,414	$ 350,102
CareTrust REIT	3,374	62,217
Healthcare Trust of America Class A	7,486	208,934
Healthpeak Properties	2,165	56,095
Medical Properties Trust	2,192	33,472
Ventas	1,374	70,665
Welltower	5,502	453,090
		1,234,575
REIT Hotel — 0.12%
Apple Hospitality	11,869	174,118
Chatham Lodging Trust †	8,121	84,865
Gaming and Leisure Properties	2,281	104,607
Host Hotels & Resorts	8,058	126,349
		489,939
REIT Industrial — 0.46%
Duke Realty	7,527	413,609
Plymouth Industrial REIT	1,919	33,659
Prologis	9,895	1,164,147
Rexford Industrial Realty	1,840	105,966
Terreno Realty	2,161	120,432
		1,837,813
REIT Mall — 0.07%
Simon Property Group	3,007	285,424
		285,424
REIT Manufactured Housing — 0.07%
Equity LifeStyle Properties	1,663	117,191
Sun Communities	1,105	176,093
		293,284
REIT Multifamily — 0.35%
American Campus Communities	833	53,703
American Homes 4 Rent Class A	3,515	124,572
AvalonBay Communities	1,652	320,901
Camden Property Trust	1,552	208,713
Essex Property Trust	1,363	356,438
Independence Realty Trust	5,792	120,068
Mid-America Apartment Communities	1,006	175,718
NexPoint Residential Trust	99	6,188
UDR	592	27,256
		1,393,557
REIT Office — 0.13%
Boston Properties	372	33,101
City Office REIT	1,024	13,261
Cousins Properties	4,885	142,788
Douglas Emmett	1,227	27,460

14    NQ-QPV [6/22] 8/22 (2351847)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office (continued)
Highwoods Properties	4,169	$ 142,538
Kilroy Realty	1,484	77,658
Piedmont Office Realty Trust Class A	5,959	78,182
		514,988
REIT Self-Storage — 0.41%
CubeSmart	2,709	115,728
Extra Space Storage	2,408	409,649
Life Storage	2,415	269,659
National Storage Affiliates Trust	2,695	134,939
Public Storage	2,249	703,195
		1,633,170
REIT Shopping Center — 0.31%
Agree Realty	1,307	94,274
Brixmor Property Group	10,268	207,516
Kimco Realty	7,797	154,147
Kite Realty Group Trust	6,591	113,958
Phillips Edison & Co.	5,921	197,821
Regency Centers	3,141	186,293
Retail Opportunity Investments	10,323	162,897
SITE Centers	5,616	75,647
Urban Edge Properties	1,768	26,891
		1,219,444
REIT Single Tenant — 0.46%
Four Corners Property Trust	1,944	51,691
Realty Income	5,093	347,648
Spirit Realty Capital	4,375	165,288
STORE Capital	5,216	136,033
VICI Properties	37,918	1,129,577
		1,830,237
REIT Specialty — 0.19%
EPR Properties	442	20,743
Essential Properties Realty Trust	4,757	102,228
Invitation Homes	11,425	406,502
Lamar Advertising Class A	908	79,877
Outfront Media	4,598	77,936
WP Carey	627	51,953
		739,239
Utilities — 0.91%
Edison International	35,400	2,238,696
NRG Energy	2,959	112,945
Vistra	56,574	1,292,716
		3,644,357
Total Common Stocks (cost $226,545,325)		226,650,651

	Number of shares	Value (US $)

Convertible Preferred Stock — 1.42%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	506	$ 429,710
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	7,926	346,842
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	9,591	465,355
Bank of America 7.25% exercise price $50.00 ω	569	685,361
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	20,525	953,386
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	11,606	371,856
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	744	587,760
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	7,231	689,114
UGI 7.25% exercise price $52.57, maturity date 6/1/24	7,720	703,292
Wells Fargo & Co. 7.50% exercise price $156.71 ω	356	432,722
Total Convertible Preferred Stock (cost $6,396,939)		5,665,398

Exchange-Traded Funds — 1.68%
iShares MSCI EAFE ETF	250	15,623
iShares Trust iShares ESG Aware MSCI EAFE ETF	3,170	198,949
SPDR S&P Global Natural Resources ETF	124,159	6,467,442
Vanguard FTSE Developed Markets ETF	700	28,560
Total Exchange-Traded Funds (cost $7,359,105)		6,710,574

NQ-QPV [6/22] 8/22 (2351847)    15

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)
Limited Liability Corporation — 2.58%
Sc Hixson Pp 0.000% 1/7/20 <<, =, π	7,200,000	$ 10,301,760
Total Limited Liability Corporation (cost $6,408,000)		10,301,760
	Number of shares
Short-Term Investments — 3.18%
Money Market Mutual Funds — 3.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	3,171,616	3,171,616
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	3,171,616	3,171,616
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	3,171,616	3,171,616
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	3,171,616	3,171,616
Total Short-Term Investments (cost $12,686,464)		12,686,464

Total Value of Securities—99.74% (cost $408,462,642)		398,172,480
Receivables and Other Assets Net of Liabilities—0.26%		1,028,021
Net Assets Applicable to 29,078,569 Shares Outstanding—100.00%		$399,200,501
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $38,631,385, which represents 9.68% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $10,301,760, which represented 2.58% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Sc Hixson Pp	1/7/20	$6,408,000	$10,301,760
16    NQ-QPV [6/22] 8/22 (2351847)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	35,475	USD	(37,170)	7/1/22	$8	$—
BNYM	GBP	23,864	USD	(28,988)	7/1/22	62	—
JPMCB	CLP	130,660,950	USD	(147,612)	9/9/22	—	(7,374)
JPMCB	EUR	(845,934)	USD	893,074	9/9/22	1,934	—
JPMCB	IDR	(626,429,975)	USD	42,000	9/9/22	214	—
JPMCB	MXN	(3,941,954)	USD	189,906	9/9/22	—	(3,481)
Total Foreign Currency Exchange Contracts						$2,218	$(10,855)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
US Treasury 10 yr Notes
(16)	$(1,896,500)	$(1,907,210)	9/21/22	$10,710	$—	$(16,250)
US Treasury Ultra Bonds
(2)	(308,687)	(318,574)	9/21/22	9,887	—	(4,688)
US Treasury 5 yr Notes
8	898,000	900,894	9/30/22	—	(2,894)	5,625
US Treasury 10 yr Ultra Notes
(4)	(509,500)	(513,084)	9/21/22	3,584	—	(5,312)
Total Futures Contracts		$(1,837,974)		$24,181	$(2,894)	$(20,625)
The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
EUR006M – EURIBOR EUR 6 Month
FTSE – Financial Times Stock Exchange
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
NQ-QPV [6/22] 8/22 (2351847)    17

Schedule of investments
Delaware Total Return Fund   (Unaudited)
Summary of abbreviations: (continued)
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR03M – ICE LIBOR USD 3 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SPDR – Standard & Poor's Depositary Receipt
yr – Year
Summary of currencies:
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
KZT – Kazakhstani Tenge
MXN – Mexican Peso
USD – US Dollar
18    NQ-QPV [6/22] 8/22 (2351847)